CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating revenues:
Operating revenues	$ 1,727,923	$ 5,736,801	$ 5,188,942
Operating costs and expenses:
General and administrative	(424,398)	(559,480)	(505,930)
Payments to the Philippine Parties	(12,989)	(57,428)	(60,778)
Pre-opening costs	(1,322)	(4,847)	(55,390)
Development costs	(25,616)	(57,433)	(23,029)
Amortization of gaming subconcession	(57,411)	(56,841)	(56,809)
Amortization of land use rights	(22,886)	(22,659)	(22,646)
Depreciation and amortization	(538,233)	(571,705)	(488,446)
Property charges and other	(47,223)	(20,815)	(29,147)
Total operating costs and expenses	(2,668,480)	(4,989,123)	(4,575,495)
Operating (loss) income	(940,557)	747,678	613,447
Non-operating income (expenses):
Interest income	5,134	9,311	5,471
Interest expenses, net of amounts capitalized	(340,839)	(310,102)	(264,880)
Other financing costs	(7,955)	(2,738)	(4,630)
Foreign exchange losses, net	(2,079)	(10,756)	(10,497)
Other (expenses) income, net	(150,969)	(23,914)	3,684
Loss on extinguishment of debt	(19,952)	(6,333)	(3,461)
Costs associated with debt modification	(310)	(579)	0
Total non-operating expenses, net	(516,970)	(345,111)	(274,313)
(Loss) income before income tax	(1,457,527)	402,567	339,134
Income tax credit (expense)	2,913	(8,339)	(238)
Net (loss) income	(1,454,614)	394,228	338,896
Net loss (income) attributable to noncontrolling interests	191,122	(21,055)	1,403
Net (loss) income attributable to Melco Resorts & Entertainment Limited	$ (1,263,492)	$ 373,173	$ 340,299
Net (loss) income attributable to Melco Resorts & Entertainment Limited per share:
Basic	$ (0.882)	$ 0.260	$ 0.226
Diluted	$ (0.884)	$ 0.258	$ 0.224
Weighted average shares outstanding used in net (loss) income attributable to Melco Resorts & Entertainment Limited per share calculation:
Basic	1,432,052,735	1,436,569,083	1,506,551,789
Diluted	1,432,052,735	1,443,447,422	1,516,410,062
Casino [Member]
Operating revenues:
Operating revenues	$ 1,471,356	$ 4,976,686	$ 4,496,625
Operating costs and expenses:
Cost of revenue	(1,350,210)	(3,266,736)	(3,001,310)
Rooms [Member]
Operating revenues:
Operating revenues	108,593	349,908	311,028
Operating costs and expenses:
Cost of revenue	(46,690)	(89,778)	(78,377)
Food and Beverage [Member]
Operating revenues:
Operating revenues	74,528	235,120	204,171
Operating costs and expenses:
Cost of revenue	(86,123)	(181,456)	(161,184)
Entertainment, Retail and Other [Member]
Operating revenues:
Operating revenues	73,446	175,087	177,118
Operating costs and expenses:
Cost of revenue	$ (55,379)	$ (99,945)	$ (92,449)